Summary Prospectus FundX Tactical Total Return Fund January 31, 2014

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at http://www.upgraderfunds.com/how-invest.  You may also obtain this information at no cost by calling 1-866-455-FUND [3863] or by sending an e-mail to issue@fundx.com.  The Fund’s Prospectus and Statement of Additional Information, both dated January 31, 2014, are incorporated by reference into this Summary Prospectus.

Investment Objective
The FundX Tactical Total Return Fund (“Tactical Total Return Fund”) seeks long-term capital appreciation with less volatility than the broad equity market; capital preservation is a secondary consideration.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Total Return Fund.

FundX Tactical Total Return Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	1.47%
Acquired Fund (Underlying Fund) Fees and Expenses(2)	0.37%
Total Annual Fund Operating Expenses	2.84%
Expense Reduction/Reimbursement	-1.22%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	1.62%

(1)FundX Investment Group (the “Advisor”) has contractually agreed to reduce its fees and/or pay the Tactical Total Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the Tactical Total Return Fund to 1.25% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect indefinitely and at least until January 31, 2015.  A reimbursement may be requested by the Advisor for fee reductions and/or expense payments made in the prior three fiscal years if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  The Expense Cap may be terminated at any time after January 31, 2015 by the Trust’s Board of Trustees upon 60-day notice to the Advisor, or by the Advisor with the consent of the Board.

(2)The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(1)
FundX Investment Group (the “Advisor”) has contractually agreed to reduce its fees and/or pay the Tactical Total Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the Tactical Total Return Fund to 1.25% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect indefinitely and at least until January 31, 2015.  A reimbursement may be requested by the Advisor for fee reductions and/or expense payments made in the prior three fiscal years if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  The Expense Cap may be terminated at any time after January 31, 2015 by the Trust’s Board of Trustees upon 60-day notice to the Advisor, or by the Advisor with the consent of the Board.

(2)
The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Tactical Total Return Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Tactical Total Return Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Tactical Total Return Fund’s operating expenses remain the same (taking into account the Expense Cap for one year only).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Tactical Total Return Fund	$165	$765	$1,391	$3,078

Portfolio Turnover
As a fund-of-funds, the Tactical Total Return Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of exchange-traded funds (“ETFs”).  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Tactical Total Return Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Tactical Total Return Fund’s performance.  The use of options contracts to hedge the portfolio may result in a high turnover rate, as much as 300% in a given year.  During the most recent fiscal year, the Tactical Total Return Fund’s portfolio turnover rate was 261% of the average value of its portfolio.

Principal Investment Strategies
The Tactical Total Return Fund is a fund-of-funds and as such invests in no-load and load waived mutual funds, but primarily in ETFs (“Underlying Funds”).  The Underlying Funds, in turn, invest primarily in individual securities such as common stocks and corporate or government bonds.

Because markets change, the Advisor actively manages the Fund’s portfolio using a proprietary investment strategy called Upgrading, which seeks to capture global market trends.  The Advisor invests in the Underlying Funds that it considers to be in synch with current market leadership.  The Advisor sells an Underlying Fund when it believes that the Underlying Fund is no longer performing in synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.  The Advisor classifies the pool of Underlying Funds into four categories:
▪     Aggressive Equity Underlying Funds
▪     Core Equity Underlying Funds
▪     Total Return Underlying Funds
▪     Bond Underlying Funds

Under normal market conditions, the Tactical Total Return Fund will hold Core Equity Underlying Funds, which generally invest in diversified portfolios of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations.  Core Equity Underlying Fund holdings will typically be offset to some extent by hedges designed to reduce volatility.  Core Equity Underlying Funds may also invest in fixed income securities.  These positions allow the Fund to participate in broad stock market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks.  The Tactical Total Return Fund may purchase, without limit, shares of Underlying Funds that invest in domestic, international and global securities.  Additionally, the Tactical Total Return Fund may hold up to 50% of its assets in Underlying Funds that focus on emerging markets.

The Tactical Total Return Fund may also invest in Bond Underlying Funds which are less aggressive and may involve investment in more balanced portfolio and fixed income securities.  By investing in Bond Underlying Funds of varying maturity, credit quality (including high-yield securities, or “junk bonds”) and regional exposure, the Fund attempts to take advantage of bond market leadership trends by targeting those areas of the bond market that are excelling in the current market environment.  The Tactical Total Return Fund aims to control downside risk by limiting exposure to more volatile areas of the bond market and/or hedging its bond market exposure.  Bond Underlying Funds attempt to cushion stock market volatility.

To a lesser extent the Tactical Total Return Fund may also invest a portion of its assets in Total Return Underlying Funds, which may employ a wide variety of investment strategies, including blending equity securities with fixed income instruments, and techniques designed to provide steady returns with dampened volatility, such as market neutral, long/short, arbitrage or other approaches.  Because Total Return Underlying Funds are not fully invested in bonds, these funds typically have less credit and interest rate risk.

To manage risk, the Tactical Total Return Fund attempts to buffer its stock and bond market exposure with a variety of hedging techniques, such as raising cash and using options.  The level at which the portfolio is hedged will vary depending on the Advisor’s perception of the market’s level of risk at any given time.

Hedging The level of the portfolio’s hedge will vary depending on the Advisor’s perception of the markets level of risk.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investments, the Fund may not achieve its investment objective.

See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying Funds” for more information on this system.

Principal Risks
An investment in the Tactical Total Return Fund entails risk.  The Tactical Total Return Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Tactical Total Return Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Tactical Total Return Fund.  The following risks could affect the value of your investment:

•
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Management Risk – Management risk describes the Tactical Total Return Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Tactical Total Return Fund, including the Advisor’s success at implementing hedging techniques to lower portfolio volatility.

•
Foreign Securities Risk – The Underlying Funds held by the Tactical Total Return Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.
•
Derivative Risk – The Fund and some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

•	Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.
•
Short Sales Risk –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

•	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.
•
Sector Emphasis Risk – Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting that Underlying Fund to sector emphasis risk.  Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

•
ETF Trading Risk – Because the Tactical Total Return Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

•
Portfolio Turnover Risk – The Tactical Total Return Fund’s Upgrading strategy, and in particular, the hedging strategy employed by the Advisor may result in high portfolio turnover from time to time.  High portfolio turnover may cause the Tactical Total Return Fund to incur higher transaction costs than would be the case if the Tactical Total Return Fund had lower portfolio turnover.

•
Upgrading Strategy Risk – The Tactical Total Return Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Tactical Total Return Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

•
Underlying Funds Risk – The risks associated with the Tactical Total Return Fund include the risks related to each Underlying Fund in which the Tactical Total Return Fund invests.  Although the Tactical Total Return Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.  The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

•
Aggressive Investment Technique Risk – The Underlying Funds, particularly some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

•
Options Risk – Selling call options can reduce the risk of owing equity funds or ETFs, but it limits the opportunity to profit from a rise in the stock market in exchange for the cash received for selling the call option.  The Fund also risks losing all or part of the cash paid for purchasing put options.  The effectiveness of the Fund’s options-based risk management strategy may be lessened if the Underlying Funds held do not correlate to the performance of the indexes or ETFs underlying its option positions.

•
Mortgage- and Asset-Backed Securities Risk – The Underlying Funds may invest in mortgage- and asset-backed securities, which represent “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  In a period of rising interest rates, these securities may exhibit additional volatility.

•
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

•
High-Yield Securities (Junk Bonds) Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade (junk bonds) are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

Performance
The following performance information provides some indication of the risks of investing in the Tactical Total Return Fund.  The bar chart below illustrates how the Tactical Total Return Fund’s total returns have varied since inception.  The table below illustrates how the Tactical Total Return Fund’s average annual total returns for the 1-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The Tactical Total Return Fund’s performance, before and after taxes is not necessarily an indication of how the Tactical Total Return Fund will perform in the future.  Updated performance is available on the Tactical Total Return Fund’s website at www.upgraderfunds.com.

FundX Tactical Total Return Fund - TOTLX

Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q3 2010	3.89%
Worst Quarter	Q3 2011	-2.95%

Average Annual Total Returns as of December 31, 2013
	1 Year	Since Inception (5/29/09)
FundX Tactical Total Return Fund - TOTLX
Return Before Taxes	4.46%	4.48%
Return After Taxes on Distributions	3.14%	3.61%
Return After Taxes on Distributions and Sale of Fund Shares	2.69%	3.34%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	18.92%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	4.55%
BofA Merrill Lynch 3-Month US Treasury Bill Index	0.07%	0.12%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

Investment Advisor
FundX Investment Group is the investment advisor to the Tactical Total Return Fund.

Portfolio Managers
Name	Title	Managed the Fund Since
Janet Brown	President and Portfolio Manager	2009 (the Fund’s inception)
Jason Browne	Chief Investment Officer and Portfolio Manager	2009 (the Fund’s inception)
Bernard Burke	Portfolio Manager	2009 (the Fund’s inception)
Martin DeVault	Portfolio Manager	2009 (the Fund’s inception)
Sean McKeon	Portfolio Manager	2009 (the Fund’s inception)

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Tactical Total Return Fund shares on any business day by written request via mail (FundX Tactical Total Return Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-866-455-FUND [3863], or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The minimum initial and subsequent investment amounts are shown in the table below.

Minimum Investments	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

Tax Information
The Tactical Total Return Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Tactical Total Return Fund through a broker-dealer or other financial intermediary (such as a bank), the Tactical Total Return Fund and its related companies may pay the intermediary for the sale of Tactical Total Return Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Tactical Total Return Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.